APRIL 30, 2014

SUMMARY PROSPECTUS

BlackRock Funds III  |  Select Shares

➢	BlackRock Cash Funds: Government

Select: BVSXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling 1-888-204-3956 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated April 30, 2014, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Cash Funds: Government

Investment Objective

The investment objective for BlackRock Cash Funds: Government (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of current income consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of BlackRock Cash Funds: Government.

Annual Class Operating Expenses (expenses that you pay each year as a percentage of your investment)[1]	Select Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.37%
Administration Fees[2]	0.15%
Independent Expenses[3]	0.22%
Total Annual Class Operating Expenses	0.47%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.27)%
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.20%
[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Government Money Market Master Portfolio (the “Government Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Government Master Portfolio.

[2]

BFA has contractually agreed to waive a portion of its management fee through April 30, 2015. BAL, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through April 30, 2015. After giving effect to such contractual waivers, the management fee will be 0.07% and the administration fees will be 0.13%. The contractual waivers may not be terminated prior to May 1, 2015 without the consent of the Board of Trustees of MIP.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Government Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BlackRock Fund Advisors (“BFA”), the investment adviser to Government Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Government Master Portfolio, as applicable, for Independent Expenses through April 30, 2015. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2015 without the consent of the Boards of Trustees of the Trust and MIP.

Example:

This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Select Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Select Shares	$20	$124	$236	$565

Principal Investment Strategies of the Fund

BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, at least 80% of the Fund’s assets will be invested in certain obligations of the U.S. Government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

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The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (“SEC”). The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its investable assets in Government Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Government Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Government Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Government Master Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in BlackRock Cash Funds: Government, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

■

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Regulatory Risk — In 2010, the SEC adopted amendments to money market fund regulations, which imposed new liquidity, credit quality, and maturity requirements on all money market funds. In addition, in June 2013, the SEC proposed additional reforms to money market fund regulations, which, if adopted, may affect the Fund’s operations and/or return potential.

■

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

■

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

■	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

■

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed settlement securities involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Select Shares of BlackRock Cash Funds: Government by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Select Shares of the Fund for each complete calendar year since the Fund’s inception. The average annual total return table compares the average annual total return of Select Shares of the Fund to that of the Money Fund Report (“MFR”) Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on 1940 Act rules then in effect and is not an indication of future returns.

BlackRock Cash Funds: Government

Select Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 1.31% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.00% (quarter ended December 31, 2013). The year-to-date return as of March 31, 2014 was 0.00%.

As of 12/31/13 Average Annual Total Returns	1 Year	5 Years	Since Inception (September 1, 2004)
BlackRock Cash Funds: Government — Select Shares	0.00%	0.03%	1.68%
MFR Government Institutional Average	0.10%	0.22%	1.68%[1]
[1]	The MFR Government Institutional Average is calculated from September 1, 2004.

The Fund’s 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund’s current 7-day yield, call 1-888-204-3956 (toll-free) from 8:30 a.m. to 6:00 p.m. Eastern time on any business day or visit www.blackrock.com/cash.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

Investment Adviser

Government Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).

Purchase and Sale of Fund Shares

The minimum initial investment for Select Shares of BlackRock Cash Funds: Government is $1 million, although the Fund may reduce or waive the minimum in some cases. You may generally purchase or redeem shares of the Fund each day the bond markets and the Fedwire Funds Service are open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, P.O. Box 5493, Boston, Massachusetts 02206.

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To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account; maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”), or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by the Transfer Agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a “Business Day”) (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day’s net asset value. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

Tax Information

Dividends and distributions of BlackRock Cash Funds: Government may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Government through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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INVESTMENT COMPANY ACT FILE # 811-07332 BlackRock Cash Funds: Government — Select Shares SPRO-CF-SEL-GOV-0414